EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 1,213
Equity pick-up (loss) from equity investees	$ (10)	$ (14)	(26)	$ (25)
Investments, ending balance	1,214		1,214		$ 1,213
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	59	$ (5)	61	(1,130)
Joint ventures [member]
Disclosure of joint ventures [line items]
Investments, beginning balance			1,213	1,185	1,185
Equity pick-up (loss) from equity investees			26		76
Funds invested			5		12
Dividend					(60)
Investments, ending balance	1,214		1,214		1,213
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9			(30)
Kabanga [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance			30	30	30
Equity pick-up (loss) from equity investees			0		(1)
Funds invested			0		1
Dividend					0
Investments, ending balance	0		0		30
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9			(30)
Jabal Sayid
Disclosure of joint ventures [line items]
Investments, beginning balance			206	180	180
Equity pick-up (loss) from equity investees			19		26
Funds invested			0		0
Dividend					0
Investments, ending balance	225		225		206
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9			0
Zaldívar
Disclosure of joint ventures [line items]
Investments, beginning balance			975	974	974
Equity pick-up (loss) from equity investees			14		61
Funds invested			0		0
Dividend					(60)
Investments, ending balance	989		989		975
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9			0
GNX
Disclosure of joint ventures [line items]
Investments, beginning balance			2	$ 1	1
Equity pick-up (loss) from equity investees			(7)		(10)
Funds invested			5		11
Dividend					0
Investments, ending balance	$ 0		0		$ 2
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9			$ 0